Investment instruments - Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance		$ 20,143,785
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Increases due to change in credit risk	$ 269,348	85,755
Decreases due to change in credit risk	111,255	61,965
Charge-offs	(167,364)	(134,966)
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	199,319	193,074
Changes in models/risk parameters		6,149
Foreign exchange and other movements	37,787	9,977
Financial instruments credit-impaired [member] | IFRS9 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	134	520
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Increases due to change in credit risk	0	0
Decreases due to change in credit risk	0	0
Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	2,195	25
Financial assets that have been derecognized	19	411
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Balances as of December 31, 2018	2,310	134
Financial instruments credit-impaired [member] | IFRS9 [member] | 12-month expected credit losses [member] | Stage1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	134	520
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Increases due to change in credit risk	0	0
Decreases due to change in credit risk	0	0
Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	2,195	25
Financial assets that have been derecognized	19	411
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Balances as of December 31, 2018	2,310	134
Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Increases due to change in credit risk	0	0
Decreases due to change in credit risk	0	0
Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Balances as of December 31, 2018	0	0
Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Increases due to change in credit risk	0	0
Decreases due to change in credit risk	0	0
Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Balances as of December 31, 2018	$ 0	$ 0